Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer California Municipal Fund))	0 Months Ended
Nov. 28, 2012
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Fees from Borrowing	0.04%
Interest and Related Expenses from Inverse Floaters	0.12%
Other Expenses	0.06%
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.91%
Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.04%
Interest and Related Expenses from Inverse Floaters	0.12%
Other Expenses	0.16%
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.77%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.04%
Interest and Related Expenses from Inverse Floaters	0.12%
Other Expenses	0.07%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.68%
Class Y
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.04%
Interest and Related Expenses from Inverse Floaters	0.12%
Other Expenses	0.05%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.66%